Derivative financial liabilities - Additional Information (Details) £ in Thousands, $ in Thousands					6 Months Ended
	Jun. 15, 2022 GBP (£)	Jun. 15, 2022 USD ($)	Dec. 16, 2021 GBP (£) shares	Dec. 16, 2021 USD ($) shares	Jun. 30, 2022 GBP (£)	Jun. 30, 2021 GBP (£)	Jun. 30, 2022 USD ($)	Dec. 16, 2021 USD ($) shares
Disclosure of financial liabilities [line items]
Aggregate purchase price						£ 25,000
Mudrick
Disclosure of financial liabilities [line items]
Increase through accumulating interest					£ 7,005
Mudrick | Convertible loan notes
Disclosure of financial liabilities [line items]
Principal amount			£ 151,000					$ 200,000
Aggregate purchase price			£ 145,000	$ 192,000
Convertible shares | shares			18,181,820	18,181,820
Conversion ratio per $1000 principal amount | shares			90.9091					90.9091
Denominator in calculation of number of equity instruments holder of convertible debt is entitled to, notional amount			£ 824					$ 1,000
Interest rate					9.00%		9.00%
Increase through accumulating interest	£ 7,005	$ 8,950
Mandatory cash balance under loan covenants | $							$ 10,000
Restricted cash					£ 8,235